Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 2,488,537	¥ 3,202,100
Non-trading debt securities	[1]	163,445	115,659
Investments in and advances to affiliated companies	[2]	12,832	4,136
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		368,235	239,393
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,178,011	1,064,164
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		27,899	32,262
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		868,183	1,790,395
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	9,548	32,081
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 36,661	¥ 43,805

[1]	Non-trading debt securities are primarily Japanese municipal securities.
[2]	Investments in and advances to affiliated companies primarily comprise shares in NRI.
[3]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.